RENT OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Rent Obligation [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 7 — RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $15,719 and $48,775, for the three and nine months ended September 30, 2014 and was $11,162 and $46,321 for the three and nine months ended September 30, 2013 respectively.
The Company’s rent obligation for the next five years is as follows:

2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,600
2019	$—

NOTE 7 — RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $61,150 and $45,961 for 2013 and 2012, respectively.
The Company’s rent obligation for the next five years are as follows:

2014	$36,000
2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,000